Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 19,740	$ 30,833	$ 18,220	$ 16,495
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	15,209	26,703
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,548	770
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,211	640
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,054	2,002
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 718	$ 718